Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
Net Loss Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(198,178)	(12,005)	(321,920)	(60,884)
Weighted average number of common shares	100,784,683	100,435,045	100,697,251	99,412,381
Common stock and common stock equivalents	100,784,683	100,435,045	100,697,251	99,412,381
Loss per common share – basic and diluted	(1.97)	(0.12)	(3.20)	(0.61)